Note 7 - Derivative Financial Instruments (Details Textual)	12 Months Ended
	Mar. 31, 2024 USD ($) T	Mar. 31, 2023 USD ($)
Derivative Asset	$ 33,000	$ 1,600,000
Other Current Assets [Member]
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	3,000,000	2,400,000
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Reclassification from AOCI, Current Period, Tax	$ 100,000	$ 1,000,000
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T	24,300
Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T	4,500